                               [PHOTO OF ACORN]

                                                       The Acorn Family of Funds



                                          Third Quarter Report
                                          --------------------------------------
                                                              September 30, 1996



[LOGO] Managed by Wanger Asset Management, L.P.

                Acorn Family of Funds Third Quarter Report 1996
                               Table of Contents

SQUIRREL CHATTER
     Letter from Ralph Wanger                                           2
MORE SQUIRREL CHATTER
     Meet the Manager, Robert Mohn                                      4
ACORN FUND
     In a Nutshell                                                      6
     Performance at a Glance                                            7
     Major Portfolio Changes                                           12
     Statement of Investments                                          14
     Portfolio Diversification                                         21
ACORN INTERNATIONAL
     In a Nutshell                                                      8
     Performance at a Glance                                            9
     Major Portfolio Changes                                           22
     Statement of Investments                                          24
     Portfolio Diversification                                         31
ACORN USA
     In a Nutshell                                                      5
     Statement of Investments                                          10



ACORN USA

On September 4, 1996, we launched Acorn USA. We are very excited about our newest addition to the Acorn Family of Funds, and thank all of our shareholders who helped Acorn USA grow to over $20 million in assets during its first month.
     To find out more about Acorn USA, read "Meet the Manager" on page 4, and "In a Nutshell" on page 5.

Squirrel Chatter: HOW TECHNOLOGY CHANGES THE WAY WE WORK

Ten years ago there were no phone books in Moscow. If you wanted to obtain someone's phone number, you either had to call information (a very slow process given Soviet levels of customer service) or go to a special kiosk, where a government clerk would supply the number to you for a nominal fee. The Soviet government's control over this information enabled them to closely monitor their citizens for anti-Communist activities. Thus, attempting to place a phone call was handing the secret police a card that read "treason planned here". Control of information has always been a source of power. When communism collapsed, the people recaptured power from the bureaucracy. One of Russia's earliest reforms was to publish telephone books.

     Another way governments have increased their power over their subjects is by a labyrinthine legal system. Laws are bad if they are arbitrary, overly complex, or hard to discover. In ancient China and Japan, laws were passed but not published. This created a lot of fear among the lower classes, for people were never certain whether or not a specific action broke the law. The emperors have been trashed, but the imperial legacy persists at the IRS, whose rules are complex and arbitrary. That is why Flat Tax advocates strongly argue that a simpler tax code would have the effect of reducing bureaucratic tyranny.

CASUALTIES OF THE REVOLUTION

Information is power for business as well as government. However, the way business uses information is changing. In the olden days, many business and professional people wielded the power of information control because they controlled proprietary lists or data files. These lists are not as valuable as they used to be; as the lists lose economic value, jobs are changing and even disappearing. What do I mean by "lists"? For instance, think of the role of a traditional banker, who has information in the form of lists of names. A banker has one list of people who are willing to lend the bank money as deposits, and a second list of people who want to borrow money as loans. Because the banker controls this information, the bank makes a profit on the spread or "difference" between borrowing and lending rates. Over the last 30 years, however, these lists have become obsolete. As Tom Brown of DLJ puts it, "Banks have been losing market share to nonbanks for years." Individuals now deposit their money in money market funds, consumers obtain short-term loans through credit cards, and corporate borrowers use commercial paper. On both sides of the transaction, the banker is bypassed. This revolution has forced banks to search for new ways to make profits. Consolidation has occurred within the banking industry as many of these institutions struggle to learn how to make a profit from their roles and some are inclined to sell out to acquirers.

     There are other industries that have historically benefited by owning information lists, but like banks, are finding their lists less valuable because of information networks such as the Internet. Travel agents, for instance, have lists of clients and lists of hotels and airlines. The role of the travel agent is changing; now customers are able to call into airline reservation systems directly. Similarly, insurance agents have proprietary lists of the policies issued by different insurance companies. A consumer can easily obtain the same information by logging onto the Internet and getting quotes for standard policies from a large number of insurance companies. Travel and insurance agents are likely to see their commission rates decline as people switch from full-service to self-service. If people can pump their own gas, they can learn to make their own airline reservations.

     The investment world is going through these same transitions. I had dinner with a successful retail stock broker recently. He confided that the conventional commission business of buying and selling stocks was now an insignificant part of his job. Flogging this week's hot picks from the research department's "focus list" is no longer included in his daily ritual. Today, he sells wrap accounts, mutual funds, insurance and other products in an effort to become a fee-based advisor rather than a commissioned salesman.

     When Smith Barney starts to sell no-load funds, you know there is a revolution going on. The typical personal

One of Russia's earliest reforms was to publish telephone books.

account has gone from a portfolio of stocks held by an individual in a brokerage account to a package of mutual funds in a 401(k) program.

     Mutual fund companies are leading the revolution by expanding their product lines in an attempt to keep customer money within the fund family. There are now over 6,000 mutual funds from which to choose./1/ Instead of working with a broker who controls a list of good investments, individuals are now looking up their own mutual fund data, sometimes on the Internet. Morningstar has become a key resource for fund buyers. Your local newsstand carries lots of financial magazines that give tips on buying mutual funds. With all this free advice, the individual can construct a diversified portfolio of funds with or without a broker's help. As if the shift from stocks to mutual funds were not demoralizing enough to traditional retail stock brokers, discount brokers such as Charles Schwab offer both low commission rates and a full array of no-load and low-load mutual funds.

     Not long ago we depended on station attendants to pump our gas, check our oil and wash our windshields. Now most of us drive up to the self-service island, fill our tanks, pay with a swipe of the credit card and drive away. Information is going self-service, too. A Muscovite now has the freedom to look up Olga's phone number. As technology continues to change the way we work, traditional jobs will be redefined and new jobs will be created. The Acorn Family of Funds will participate in this revolution by looking for great companies that will win the information revolution.

Happy Investing!


/s/ Ralph Wanger
Ralph Wanger
President

NEWS YOU CAN USE
Shareholder INVESTMENT BOOKLETS containing customized investment slips will be mailed to all shareholders in November. This booklet will serve as a convenient way for you to buy more shares.

     We've expanded our AUDIO RESPONSE SYSTEM for added convenience. This means that you can call 1-800-962-1585 during any time of the day or night, and use your touch-tone telephone to obtain fund prices or your personal account balance(s). Simply make your choice from the main menu and follow the recorded instructions. The main menu includes these choices:
     Press 1#:       For fund prices
     Press 2#:       For account balances
     Press 3#:       To buy or sell shares, make a telephone exchange or speak
                     with a shareholder service representative (this option
                     available during normal business hours only)
     Press *4#:      For help
     Press **#:      To return to the main menu

     We want to thank all of you who attended the September 10, 1996 Annual INFORMATION MEETING FOR SHAREHOLDERS. It was especially exciting for us to formally introduce the newest member of our Acorn Family of Funds, Acorn USA. Following the meeting, many of our shareholders told us they did not know that Acorn Fund and Acorn International were open to new investors. Indeed, BOTH FUNDS REOPENED ON NOVEMBER 16, 1995. Mark your calendars now for next year's meeting--September 16, 1997.



--------------------------------------------------------------------------------
/1/ I am often asked, "How many mutual funds are there going to be in ten years?" It is Acorn's official opinion that the number of funds will quit increasing when we reach one fund per person.

Meet the Manager: Robert Mohn
[PHOTO OF ROBERT MOHN]

Robert Mohn is the Portfolio Manager of Acorn USA. He is one of six principals at Wanger Asset Management, L.P., advisor to the Acorn Family of Funds, and has been a key member of WAM's analytical team since 1992. Mr. Mohn has a B.S. from Stanford University and an MBA from the University of Chicago. Mr. Mohn and his wife, Ann, reside in Chicago with their baby daughter, Samantha.

Q Acorn USA is the newest member of the Acorn Family of Funds. Why did you decide to launch a third fund?
A  WE HAD A GAP IN OUR GEOGRAPHY. WHILE ACORN INTERNATIONAL INVESTS
EXCLUSIVELY OVERSEAS AND ACORN FUND INVESTS BOTH IN THE U.S. AND OVERSEAS, WE HAD NO FUND DEDICATED TO THE U.S. MARKET. SO WE LAUNCHED OUR PATRIOT FUND,
ACORN USA.
Q  What else is different about Acorn USA?
A  ACORN USA IS A SMALL FUND, TINY RIGHT NOW, SO WE CAN CONCENTRATE ON A
SMALL NUMBER OF STOCKS. ACORN USA WILL BE MANAGED MORE AGGRESSIVELY AND WILL BE LESS DIVERSIFIED THAN ACORN FUND.
Q  Will there be much overlap in investments between the two funds?
A  YES. BOTH FUNDS WILL OWN MANY OF THE SAME STOCKS BECAUSE BOTH SHARE THE
SAME TALENTED TEAM OF ANALYSTS AND FEED ON OUR TEAM'S FAVORITE INVESTMENT IDEAS. Q Then is Acorn USA just a clone of Acorn Fund's U.S. portfolio?
A NO. THE INGREDIENTS MAY BE THE SAME, BUT THE CHEF AND THE RECIPE ARE DIFFERENT. AS LEAD PORTFOLIO MANAGER, I MIX USA'S GROUP OF ACORN STOCKS INTO MY OWN INVESTMENT STEW. FOR EXAMPLE, NONE OF ACORN USA'S TOP 10 HOLDINGS MAKE ACORN'S TOP TEN LIST. EACH FUND HAS ITS OWN DISTINCT FLAVOR, SO OUR SHAREHOLDERS CAN SALT TO TASTE.
Q  Are there still enough "undiscovered" small companies in the U.S.?
A THERE ARE OVER 7,000 SMALL STOCKS UNDER $1 BILLION IN MARKET CAP TRADING IN THE U.S. THAT'S A BIG FIELD FOR US TO EXPLORE. MANY OF THESE COMPANIES ARE UNKNOWN BURIED GEMS. THAT'S WHERE WE DO OUR DIGGING. OUR TEAM EXCELS AT UNEARTHING NEAT LITTLE COMPANIES AHEAD OF THE CROWD. EVEN IN A DOW 6000 MARKET, WE ARE FINDING GREAT STOCKS TO BUY.
Q  Can you tell me about your team?
A  OUR TEAM OF ANALYSTS IS THE HEART AND SOUL OF ACORN USA. TERRY HOGAN,
LAURA MCKENNA, CHUCK MCQUAID, JOHN PARK, JASON SELCH, RALPH WANGER, AND MARK YOST ARE ALL SUPERSTAR STOCK PICKERS.
Q  How are you building the portfolio?
A WE ARE PUTTING TOGETHER ACORN USA ONE STOCK AT A TIME. WE ARE A TEAM OF STOCK PICKERS, NOT MARKET TIMERS AND NOT SECTOR ROTATORS. WE ARE BUILDING THE PORTFOLIO FROM THE BOTTOM UP, PREFERRING OUR ANALYSTS' WORM'S-EYE VIEWS OF THEIR STOCKS TO ANY STRATEGIST'S BIRD'S-EYE VIEW OF THE ECONOMY. WE TAKE LITTLE HEED OF OUR INDUSTRY WEIGHTS. INSTEAD, OUR TEAM'S BEST STOCKS DETERMINE WHAT OUR WEIGHTINGS WILL BE.
Q  What are Acorn USA's expenses?
A  CURRENTLY, TOTAL OPERATING EXPENSES ARE 2% OF ASSETS, BUT KEEP IN MIND
THAT NEWLY HATCHED FUNDS ALWAYS SUFFER FROM HIGH START-UP COSTS. SOME FUND EXPENSES, LIKE CUSTODY AND TRANSFER AGENCY FEES, ARE SEMI-FIXED COSTS. AS THE FUND GROWS, THESE EXPENSES WILL BECOME A LOWER PERCENTAGE OF ASSETS. WE
ESTIMATE THAT ACORN USA'S EXPENSE RATIO WILL DROP TO THE 1.50% AREA WHEN
AVERAGE NET ASSETS REACH $100 MILLION.
Q  Acorn USA is off to a fast start, with assets already over $27 million
(as of October 17). Do you have plans to close this fund?
A WE'RE STILL CELEBRATING THE BIRTH OF OUR NEW FUND. WE WON'T RULE OUT CLOSING THE FUND AT SOME POINT, BUT IT'S TOO EARLY TO THINK ABOUT RETIREMENT.

Acorn USA
      In a Nutshell


        Fund
          facts
Where
to find us
in the
newspaper:


                        NAV     YTD
Name            NAV     Chg     %ret
Acorn Funds:
        AcornInt        19.37   +0.02   +17.1
        AcornF  15.60   +0.03   +16.4
        AcornUS 10.72   +0.01   NA
AdsnCa p        26.08   +0.04   16.5
Advance Capital I
        Balanc p        13.50   +0.01   +10.2
        Equity p        14.01   +0.02   +11.8
        RetInc p        10.6    +0.01   +2.8

Name            NAV
Arrow Funds:
        Equity  19.37
        FxdIncm  9.89
        Muni    10.28
ArtisanIntl     12.45
ArtisanSmCp     13.91
Astra Group:
        AUS l-A         13.50
        Equity p        14.01
        RetInc p        10.6
Advatus Fds

Acorn USA Portfolio Diversification
        as a % of net assets, as of 9/30/96

[PIE CHART APPEARS HERE]

Information                       15.1%
Health Care                       10.2%
Consumer Goods/Services            9.0%
Finance                           14.3%
Industrial Goods/Services         21.3%
Energy/Minerals                   19.6%
Cash                              10.5%
                                 -----
                                 100.0%


Fund Net Assets as of 9/30/96: $20.2 million
        Acorn USA Top 10 Holdings
Tesoro Petroleum                6.6%
Oil Refinery/Gas Reserves
Wackenhut                       6.1%
Prison Management
NGC                             5.4%
Gas Processing/Marketing
Penn Treaty                     5.1%
Nursing Home Insurance
World Color Press               4.5%
Printing
Global Natural Resources        3.6%
Oil/Gas Producer
Coast Savings                   3.5%
California Savings & Loan
Rawlings                        3.2%
Baseball Equipment
ACT Manufacturing               3.2%
Manufactures Telecom Equipment
Showboat                        3.2%
Casinos

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.





        Fund
                facts
Where to find us on NASDAQ:
                Acorn USA: AUSAX

Net Asset Value Per Share 9/30/96: $10.72

Acorn Fund
        In a Nutshell

Acorn Fund rose 2.1% in the third quarter, topping the small company Russell 2000, but trailing the larger capitalization indices shown on the following page. After the market's brief July sell-off, investors turned to the bigger, more familiar names. We are pleased that your fund still leads all of the indices on a year-to-date basis.
     In keeping with the "bigger is better" tone of the quarter, our largest positions performed well. The top 10 holdings listed to the right averaged a gain over eight percent. Two newcomers to the list posted noteworthy numbers:
AES, a global power producer, surged 39% and International Game Technology's slot machine stock paid us a 23% jackpot.
     Notable winners in Acorn Fund's foreign portfolio included Lusomundo, a Portuguese newspaper company --read all about it-- a 65% gain. Our results were inflated by a 42% return in Autoliv, a Swedish seatbelt and airbag manufacturer. Year-to-date, the foreign equities of Acorn have provided similar returns to Acorn's domestic stocks while providing an extra element of diversification that reduces risk.
     In last quarter's Nutshell, we welcomed back volatility and the opportunities which it creates. We are long-term investors, but we can use short-term up or down moves in a stock for opportunistic trading. An example of this is Douglas & Lomason. We first purchased the automotive supplier in 1983, at under $5 per share. The stock fluctuated wildly from 1989-1993, but we bought more on dips. We were rewarded last quarter when Douglas & Lomason accepted a $31 per share offer from Magna International.
     The market is making new all-time highs. We are not going to chase "hot IPOs" or stocks that have speculative stories but no substance. We will keep hunting for great businesses at attractive prices for you.


Fund Net Assets as of 9/30/96: $2,885.2 million
        Acorn Fund Top 10 Holdings
ADVANTA                                 2.0%
Credit Cards
Newell                                  1.7%
Consumer Goods
Harley Davidson                         1.6%
Recreational Vehicles Manufacturer
Liberty Media                           1.6%
CATV Programming
Thermo Electron                         1.6%
Energy Systems & Processing Equipment
Carnival                                1.5%
Cruise Ship Line
Lincare Holdings                        1.4%
Home Health Care Services
AES Corporation                         1.4%
Global Power Producer
International Game Technology           1.3%
Gaming Equipment
Borders                                 1.3%
Bookstores

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings, including those described under "In a Nutshell."

        Fund
                facts

Estimated year-end per share distributions
        Acorn Fund      Acorn   Int'l   Acorn USA
Short-Term Capital Gain $0.17      --          --
Long-Term Capital Gain  $1.20   $0.34          --

The record date and payable date for these distributions are tentatively scheduled for early December. Remember that these are preliminary estimates and are subject to change.


/s/ Charles P. McQuaid  /s/ Terence M. Hogan
---------------------   ---------------------
Charles P. McQuaid      Terence M. Hogan
Co-Portfolio Manager    Co-Portfolio Manager

Performance at a Glance

The Value of a $10,000 Investment in Acorn Fund
     June 10, 1970 through September 30, 1996

                       [PERFORMANCE GRAPH APPEARS HERE]

                      Date     Acorn Fund ($)    S & P ($)
                      ----     --------------    ---------
                      1970         10,000         10,000
                      1971         17,828         14,490
                      1972         19,368         17,242
                      1973         14,765         14,709
                      1974         10,691         10,816
                      1975         13,945         14,842
                      1976         23,045         18,394
                      1977         27,168         17,077
                      1978         31,777         18,200
                      1979         47,790         21,586
                      1980         62,594         28,602
                      1981         58,005         27,195
                      1982         68,208         33,054
                      1983         85,389         40,510
                      1984         89,045         43,051
                      1985        117,142         56,710
                      1986        136,843         67,295
                      1987        142,923         70,828
                      1988        178,370         82,591
                      1989        222,681        108,761
                      1990        183,674        105,386
                      1991        270,641        137,492
                      1992        336,210        147,928
                      1993        444,889        162,882
                      1994        411,750        165,032
                      1995        497,407        227,047
                     9/30/96      584,766        257,697

                        Average Annual Total Return
                    1 Year  5 Years 10 Years  Life of Fund
                     17.9%    18.9%    16.0%         16.7%

                        Acorn Fund           S&P 500
                           9/30/96           9/30/96
                        ----------         ------------
                          $584,766          $257,697

This graph compares the results of $10,000 invested in Acorn Fund on June 10, 1970 (the date Fund shares were first offered to the public), with all dividends and capital gains reinvested, with the Standard & Poor's 500 Stock Index with dividends reinvested (source: Salomon Brothers Inc Stock Facts and Shaw Data Services, Inc.). Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn Fund Portfolio Diversification
     as a % of net assets, as of 9/30/96

[PIE CHART APPEARS HERE]

Information                    18.0%
Health Care                     9.9%
Consumer Goods/Services         9.5%
Finance                        14.5%
Industrial Goods/Services      10.2%
Energy/Minerals                 8.9%
Real Estate                     2.0%
Foreign                        20.5%
Cash                            6.5%
                              ------
                              100.0%

Relative Performance
-----------------------------------------------------------------
                     3rd quarter     Last 9 mos.     Last 12 mos.
Acorn Fund               2.1%           17.6%           17.9%
Dow-Jones                4.6%           17.0%           25.7%
S&P 500                  3.1%           13.5%           20.3%
S&P MidCap 400           2.9%           12.4%           14.0%
Russell 2000             0.3%           10.7%           13.1%

The Dow Jones Industrial Average includes 30 large companies. The S&P 500 is a broad market-weighted average, still blue-chip dominated. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P 500. The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. All indices are unmanaged and returns include reinvested dividends.


Net Asset Value Per Share 9/30/96: $15.76
-----------------------------------------

Acorn International
        In a Nutshell


World markets declined sharply in July, led by a fall in U.S. technology stocks, only to recover through the end of September to just about where they had begun. Acorn International lost 1.2% over the quarter, midway between the international fund averages. Our nine month gain of 15.9% is well ahead of the Lipper averages. For the year-to-date, our performance ranks among the top ten international funds.

     Broad diversification helped dampen volatility. Individual stocks often produce widely divergent returns. Our best percentage riser this summer was Bank Komunalny, which soared a spectacular 283% after listing in Warsaw. Next door in Budapest, Cofinec fell an equally noteworthy 42% when management announced poor earnings in August. Markets also moved in opposite directions. We made the most money this quarter in Finland, only to give it back in Japan. It would be nice if we could time our selections to capture the upside while avoiding the downside, but crystal balls are in short supply. The good news is that no one stock or market overwhelms the returns of the Fund, smoothing out the ride and lowering risk for our shareholders.

     The fourth quarter has begun well. The Fund is back to its historic high. We are already thinking about what names will contribute to 1997 results and beyond. Good returns in a given year are welcome, but a superior record over time can only be built with steady effort and a lot of patience.

Fund Net Assets as of 9/30/96: $1,647.3 million
      Accorn International Top 10 Holdings

WM Data                              Sweden                   3.1%
Computer Services/Consulting

T T Tieto                            Finland                  1.7%
Computer Services/Consulting

Rhoen Klinikum                       Germany                  1.6%
Hospital Management

Fresenius                            Germany                  1.5%
Dialysis Equipment/Solutions

Getronics                            Netherlands              1.4%
Computer Consulting

Korea Mobile Telecom                 Korea                    1.4%
Mobile Communications

Hennes & Mauritz                     Sweden                   1.1%
Apparel Stores

Serco Group                          United Kingdom           1.0%
Facilities Management

Banca Fideuram                       Italy                    1.0%
Life Insurance/Mutual Funds

Village Roadshow                     Australia                1.0%
Film Distribution/Exhibition/Production

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings, including those described under "In a Nutshell."

        Fund
                facts

You can buy the Acorn funds from a "one-stop shopping" vendor, like Charles Schwab or Fidelity, but they will charge you 0.25% for the convenience they add. You could buy one of a long list of funds that do not charge the 0.25%. Are the other funds therefore cheaper to buy? Nay, they are not! Schwab and Fidelity always get paid--directly by the customer or indirectly by the customer (through higher fund expenses). To really compare charges, add the 0.25% transaction fee to our funds' expense ratio and compare that to the total expense ratio of funds sold through "no transaction fee" programs.

/s/ Leah Joy Zell
-----------------
Leah Joy Zell
Co-Portfolio Manager

Performance at a Glance

The Value of a $10,000 Investment in Acorn International
        September 23, 1992 through September 30, 1996

                       [PERFORMANCE GRAPH APPEARS HERE]

                  Date        Acorn Int'l ($)        EAFE ($)
                  ----        ---------------        --------
                09/23/92          10,000              10,000
                09/30/92          10,010              10,000
                12/31/92          10,690               9,614
                03/31/93          12,000              10,767
                06/30/93          12,920              11,849
                09/30/93          13,910              12,635
                12/31/93          15,940              12,745
                03/31/94          15,850              13,190
                06/30/94          15,550              13,864
                09/30/94          16,491              13,877
                12/31/94          15,334              13,736
                03/31/95          14,811              13,992
                06/30/95          15,727              14,093
                09/30/95          16,824              14,681
                12/31/95          16,703              15,275
                03/31/96          18,203              15,717
                06/30/96          19,593              15,965
                09/30/96          19,362              15,945

Average Annual Total Return

         1 Year          3 Years        Life of Fund
         15.1%           11.7%             17.9%



Acorn International                         EAFE
      9/30/96                              9/30/96
-------------------                        -------
     $19,362                               $15,945


This graph compares the results of $10,000 invested in Acorn International on September 23, 1992 (the date the Fund began operations), with all dividends and capital gains reinvested, with Morgan Stanley's Europe, Australia and Far East Index (EAFE). The beginning value of EAFE is as of 9/30/92. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.

Acorn International Portfolio Diversification as a % of net assets, as of 9/30/96


                  [PIE CHART APPEARS HERE]
Information                    24.9%

Health Care                     7.6%

Consumer Goods/Services        25.2%

Finance                        18.8%

Industrial Goods/Services       9.1%

Energy/Minerals                 6.0%

Real Estate                     1.4%

Transportation                  0.4%

Cash                            6.6%
                              ------
                              100.0%


Relative Performance
------------------------------------------------------------------------------
                                 3rd quarter     Last 9 mos.     Last 12 mos.
Acorn International                 -1.2%          15.9%            15.1%

EAFE                                -0.1%           4.4%             8.6%

Lipper International Small
        Company Funds Average       -1.7%          10.9%            10.6%

Lipper International
        Fund Index                   0.3%           8.8%            10.8%

EAFE is Morgan Stanley's Europe, Australia and Far East Index, an unmanaged index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. The Lipper International Small Company Funds Average is a group comprised of 12 small company international funds, including Acorn International. The Lipper International Fund Index is an equal-weighted index of the 30 largest international funds. All indices are unmanaged and returns include reinvested dividends.

Net Asset Value Per Share 9/30/96:   $19.18
-------------------------------------------

Acorn USA
Statement of Investments (unaudited) September 30, 1996




Number of Shares                                Value (000)
----------------------------------------------------------

                                   Common Stocks and Other
                             Equity-Like Securities: 89.5%
----------------------------------------------------------
Information: 15.1%
             Broadcasting/CATV: 2.8%
     21,900  C-Tec                               $     569
             Cable TV/Local Telephone

             Programming for CATV/TV/Satellites: 4.4%
     19,300  Data Transmission Network                 405
             Data Services for Farmers
      9,000  Tele-Communications,
             Liberty Media Group                       258
             Cable TV Programming
     13,000  International Family Entertainment        213
             Cable TV Programming
----------------------------------------------------------
                                                       876
             Mobile Communications: 2.0%
     22,800  COMARCO                                   396
             Wireless Network Testing

             Computer Software/Services: 1.2%
     14,000  CACI International                        244
             Computer Software Systems

             Business Information - 1.5%
     17,000  American Business Information             306
             Collects Data on Small Businesses

             Computer Systems - 3.2%
     36,000  ACT Manufacturing                         648
             Manufactures Telecom Equipment
                                                 ---------
Information: Total                                   3,039

----------------------------------------------------------
Health Care: 10.2%
             Pharmaceuticals: 2.0%
     11,000  Watson Pharmaceuticals                    412
             Generic Drugs

             Medical Equipment: 5.8%
     44,000  Kinetic Concepts                          635
             Hospital Beds
     16,000  Steris                                    542
             Sterilization Equipment
----------------------------------------------------------
                                                     1,177
Number of Shares                                Value (000)
----------------------------------------------------------

             Services: 2.4%
     12,000  Lincare Holdings                    $     480
             Home Health Care Services
                                                 ---------
Health Care: Total                                   2,069

----------------------------------------------------------
Consumer Goods/Services: 9.0%
             Retail: 2.6%
     7,000   Borders Group                             261
             Bookstores
    32,000   Host Marriott Services                    260
             Runs Airport Restaurants
----------------------------------------------------------
                                                       521
             Entertainment/Leisure: 3.2%
     29,000  Showboat                                  638
             Casinos

             Manufacturers: 3.2%
     68,000  Rawlings                                  655
             Baseball Equipment
                                                  --------
Consumer Goods/Services: Total                       1,814

----------------------------------------------------------
Finance: 14.3%
             Savings & Loans: 4.8%
     22,000  Coast Savings                             704
             California Savings & Loan
     11,000  Peoples Bank Bridgeport                   272
             Consumer Finance
----------------------------------------------------------
                                                       976

             Insurance: 6.4%
     43,000  Penn Treaty                             1,021
             Nursing Home Insurance
     11,000  Leucadia National                         267
             Insurance Holding Company
----------------------------------------------------------
                                                     1,288

             Money Management: 1.1%
     12,000  Baker Fentress                            233
             Closed-End Investment Company


----------------------------------------------------------
             Other: 2.0%
     28,000  Jayhawk                                   396
             Finances Used Cars
                                                 ---------
Finance: Total                                       2,893



Number of Shares                           Value (000)
------------------------------------------------------

Industrial Goods/Services - 21.3%
               Steel: 4.8%
     20,000    Schnitzer Steel               $     580
               Junkyard

     20,900    Atchison Casting                    319
               Foundries
      2,500    Gibraltar Steel                      56
               Steel Processing
------------------------------------------------------
                                                   955
               Machinery: 3.6%
     17,000    Bearings                            480
               Distributes Industrial
                Components
     20,000    Thermo Fibergen                     252
               Paper Recycling
------------------------------------------------------
                                                   732
               Industrial Suppliers: 2.3%
     28,000    Lilly Industries, Cl. A             466
               Industrial Coatings

               Services: 10.6%
     79,000    Wackenhut, Cl. B                  1,234
               Prison Management
     41,000    World Color Press                   912
               Printing
------------------------------------------------------
                                                 2,146
                                             ---------
Industrial Goods/Services: Total                 4,299



Number Of Shares                           Value (000)
------------------------------------------------------

Energy/Minerals: 19.6%
               Independent Power: 2.5%
      16,000   CalEnergy                     $    510
               Power Plants

               Oil/Gas Producers: 10.2%
     103,000   Tesoro Petroleum                 1,326
               Oil Refinery/Gas Reserves
      42,000   Global Natural Resources           730
               Oil & Gas Producer
-----------------------------------------------------
                                                2,056

               Distribution/Marketing/
                Refining: 5.4%
     70,000    NGC                              1,094
               Gas Processing/Marketing

               Oil Services: 1.5%
     10,000    J Ray McDermott                    291
               Offshore Drilling Rigs
                                             --------
Energy/Minerals: Total                          3,951


Total Common Stocks and Other                --------
 Equity-Like Securities: 89.5%                 18,065

                                             --------
Cash and Other Assets Less Liabilities: 10.5%   2,129

                                             --------
Total Net Assets: 100%                       $ 20,194
======================================================

Acorn Fund
       Major Portfolio Changes in the Third Quarter


                                 Number of Shares
                                -------------------
                                6/30/96     9/30/96

Additions
---------------------------------------------------
     Information

The 3DO Company                       0     180,000
American Business Information   500,000     700,000
American Management Systems     125,000     220,000
American Power Conversion             0     265,000
Analysts International          130,000     180,000
C-Tec                                 0     200,000
Canal Plus                            0      15,000
Cognos                                0     150,000
Getty Communications, Cl. A           0     400,000
Grupo Radio Centro              300,000     600,000
Softkey International           300,000     350,000
Thermo BioAnalysis                    0     100,000
---------------------------------------------------
     Health Care

Biogen                           70,000     114,000
Invacare                        650,000     733,000
United Payors and Providers           0     505,000
Watson Pharmaceuticals          320,000     450,000
---------------------------------------------------
     Consumer Goods/Services

Flughafen Wien                   30,000     120,000
Host Marriott Services                0     332,000
Mac Frugal's                          0      84,000
Shoney's                              0     725,000
Showboat                              0      60,000
---------------------------------------------------
     Finance

Axime Ex Segin                        0      20,000
Commonwealth Bancorp                  0     538,000
Edinburgh Fund Managers               0     600,000
Foremost                        162,000     197,000
Jayhawk                         375,000     496,000
People's Bank Bridgeport        700,000     845,000
World Acceptance                      0     700,000
---------------------------------------------------


                                 Number of Shares
                               --------------------
                                6/30/96     9/30/96

---------------------------------------------------
     Industrial Goods/Services

A M Castle                            0     250,000
Bearings                        250,000     313,000
Material Sciences               225,000     450,000
Siderca                       2,000,000   4,000,000
Wackenhut, Cl. B                562,000     660,000
World Color Press               100,000     760,000
Zoltek                                0      35,000
---------------------------------------------------
     Energy/Minerals

AES Corporation Warrants              0       1,852
Atmos Energy                     53,000     303,000
Devon Energy                    350,000     500,000
Energy Ventures                 255,000     350,000
Forest Oil                      500,000     700,000
Global Natural Resources        770,000   1,000,000
NGC                             679,000     750,000
Ranger Oil                      400,000     800,000
Seagull Energy                  300,000     600,000
Tesoro Petroleum                800,000     900,000
---------------------------------------------------

                                                           Number of Shares
                                                      -------------------------
                                                        6/30/96         9/30/96
Sales
-------------------------------------------------------------------------------
        Information
Argyle Television                                       277,000         170,000
Bell Microproducts                                      470,000         201,000
In Focus Systems                                        256,000               0
Kent Electronics                                        334,000         300,000
Kronos                                                  457,000         423,000
PriCellular                                             468,000         350,000
Sanmina                                                 180,000               0
Sece Cortaillod Holdings                                 13,200               0
Shared Technologies                                     246,000               0
Solectron                                               950,000         600,000
Tele-Communications,
  Series A TCI Group                                  1,800,000       1,500,000

-------------------------------------------------------------------------------
        Health Care
Andrx                                                    43,000               0
Apria Healthcare Group                                  316,000               0
Boston Scientific                                        89,000               0
Cellpro                                                 133,000               0
Cygnus Therapeutic Systems                              145,000               0
Human Genome Sciences                                   120,000               0
Incyte Pharmaceutical                                    60,000               0
Pharmaceutical Marketing Services                       450,000         235,000
Protein Design Labs                                     155,000               0
Sepracor                                                150,000               0
TheraTech                                               163,000               0
  (includes effect of 3 for 2 split)

-------------------------------------------------------------------------------
        Consumer Goods/Services
Alliance Entertainment                                2,000,000         445,000
Cato                                                    191,000               0
First Brands                                            300,000               0
Huhtamaki                                               150,000               0
Nine West                                                50,000               0
Noritsu Koki                                            175,000         145,000
Panamerican Beverages                                   170,000         110,000
Shinsegae                                               134,956         110,956
St. John Knits                                           60,000               0
Waterford Wedgwood                                    3,800,000               0

-------------------------------------------------------------------------------
        Finance
Aames Financial                                         295,000               0
BayBanks                                                 46,000               0
The China Investment Company                            111,275               0
Concord EFS                                             220,000         275,000
  (includes effect of 3 for 2 split)
First Commerce                                           73,000               0
First USA                                               600,000         544,000
T. Rowe Price                                           254,000         174,000

-------------------------------------------------------------------------------
        Industrial Goods/Services
ADT                                                     450,000               0
Douglas & Lomason                                       300,000         255,000
Unitog                                                  154,000               0

-------------------------------------------------------------------------------
        Energy/Minerals
Barrett Resources                                       103,000               0
Carbo Ceramics                                           56,000               0
Coeur D'Alene Mines                                     250,000               0
Coho Resources                                          550,000               0
United Meridian                                         440,000         300,000

-------------------------------------------------------------------------------
        Real Estate
Vallehermoso                                            300,000         185,000

      Acorn Fund
            Statement of Investments (unaudited) September 30, 1996

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------

                                                         Common Stocks and Other
                                                   Equity-Like Securities: 93.5%
--------------------------------------------------------------------------------
Information: 18.0%
                  Broadcasting/CATV: 2.8%

 1,500,000      Tele-Communications,
                  Series A TCI Group                                 $    22,406
    50,000      Tele-Communications, Cum. Pfd.                             3,031
   400,000      Providence Journal                                        11,750
   300,000      TCA Cable TV                                               7,725
   300,000      Silver King Communications                                 7,050
   440,000      Jones Intercable, Cl. A                                    5,995
    22,500      Jones Intercable                                             312
   200,000      C-Tec                                                      5,200
   170,000      Argyle Television                                          4,781
   300,000      Granite Broadcasting                                       4,275
   500,000      Century Communications, Cl. A                              3,750
    80,000      Cablevision Systems                                        3,480
--------------------------------------------------------------------------------
                                                                          79,755
                  Programming for CATV/TV/Satellites: 3.2%

 1,600,000      Tele-Communications,
                  Liberty Media Group                                     45,800
   750,000      Data Transmission Network                                 15,750
   700,000      International Family Entertainment                        11,463
   550,000      United Video Satellite                                    11,138
   300,000      BET Holdings                                               8,625
--------------------------------------------------------------------------------
                                                                          92,776
                  Mobile Communications: 2.6%

   500,000      Telephone and Data Systems                                20,125
   800,000      Mobile Telecommunication
                  Technologies                                            12,600
   450,000      Cellular Communications of
                  Puerto Rico                                             11,475
   500,000      Vanguard Cellular Systems                                  9,688
   350,000      Palmer Wireless                                            6,191
   355,000      COMARCO                                                    6,168
   350,000      PriCellular                                                5,031
   300,000      Centennial Cellular                                        4,088
--------------------------------------------------------------------------------
                                                                          75,366

Principal Amount or
Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                  Computer Software/Services: 2.2%

   618,000      CACI International                                   $    10,738
   266,000      BRC Holdings                                               9,576
   180,000      Analysts International                                     8,280
   153,000      Compuware                                                  7,000
   104,000      BDM International                                          6,188
   220,000      American Management Systems                                6,160
   480,000      Systems & Computer Technology                              5,880
   105,000      Keane                                                      5,040
   208,333      Source Informatics Cv. Pfd.                                2,360
   183,000      Computer Language Research                                 2,105
   170,000      Kurzweil Applied Intelligence                                404
--------------------------------------------------------------------------------
                                                                          63,731
                  Gaming Equipment: 1.3%

 1,830,000      International Game Technology                             37,515

                  Consumer Software: 0.4%

   350,000      Softkey International                                      6,781
   215,000      Activision                                                 3,037
   350,000      Spectrum HoloByte                                          2,275
   180,000      The 3DO Company                                            1,013
--------------------------------------------------------------------------------
                                                                          13,106
                  Business Information: 0.6%

   700,000      American Business Information                             12,600
   600,000      GIGA Cv. Pfd.                                              4,800
--------------------------------------------------------------------------------
                                                                          17,400
                  Computer Systems: 1.6%

   600,000      Solectron                                                 29,400
   505,000      ACT Manufacturing                                          9,090
   287,000      Altron                                                     3,875
   700,000      Triad Systems                                              3,763
--------------------------------------------------------------------------------
                                                                          46,128

                  Instrumentation: 1.1%

   535,000      Thermo Instrument Systems                                 19,594
$5,000,000      Thermo Optek, 5% Note Due 10/15/00                         5,450
   228,000      IFR Systems                                                3,534
$1,500,000      Thermoquest, 5% Note Due 8/15/00                           1,560
   100,000      Thermo Bio Analysis                                        1,375
    85,000      Datum                                                        946
    20,000      Thermoquest                                                  268
--------------------------------------------------------------------------------
                                                                          32,727


        Number of Shares                                    Value (000)
        ---------------------------------------------------------------

                        Distribution: 0.8%
        1,000,000       Pioneer-Standard Electronics           $ 11,250
          300,000       Kent Electronics                          6,488
          310,000       Richey Electronics                        2,906
          201,000       Bell Microproducts                        1,558
        ---------------------------------------------------------------
                                                                 22,202

                        Components/Peripherals: 1.4%

          500,000       Oak Industries                           16,625
          423,000       Kronos                                   13,007
          265,000       American Power Conversion                 3,876
          325,000       Planar Systems                            3,291
          270,000       Exide Electronics Group                   2,903
           50,000       Daktronics                                  200
        ---------------------------------------------------------------
                                                                 39,902
                                                               --------
        Information: Total                                     $520,608

        ---------------------------------------------------------------

        Health Care: 9.9%

                        Biotechnology/Drug Delivery: 1.8%

          450,000       Watson Pharmaceuticals                   16,875
          260,000       RP Scherer                               12,675
          114,000       Biogen                                    8,664
          450,000       Inhale Therapeutic Systems                5,794
          800,000       Corvas International                      3,700
          800,000       Corvas International Warrants               800
          280,000       CIMA Labs                                 2,275
          200,000       Genome Therapeutics                       1,775
        ---------------------------------------------------------------
                                                                 52,558

                        Medical Equipment: 3.6%

          684,000       Steris                                   23,171
          733,000       Invacare                                 20,524
          552,000       Thermedics                               14,559
        1,000,000       Kinetic Concepts                         14,438
          582,000       Respironics                              14,114
          345,000       Space Labs Medical                        7,418
          350,000       Affymetrix                                5,233
          267,000       Innovasive Devices                        2,537
          125,000       Trex Medical                              2,453
        ---------------------------------------------------------------
                                                                104,447

                        Hospital/Laboratory Supplies: 0.7%

          273,000       Hillenbrand Industries                    9,965
          322,000       Sybron International                      9,338
        ---------------------------------------------------------------
                                                                 19,303
                        Services: 3.8%

        1,000,000       Lincare Holdings                         40,000
          498,000       HBO & Company                            33,242
          462,000       Renal Treatment Centers                  15,362
          505,000       United Payors and Providers               6,313
          185,000       MDL Information Systems                   5,851
          100,000       ThermoTrex                                3,700
          300,000       Walsh International                       2,822
          235,000       Pharmaceutical Marketing Services         2,115
        ---------------------------------------------------------------
                                                                109,405
                                                               --------
        Health Care: Total                                      285,713

        ---------------------------------------------------------------
        Consumer Goods/Services: 9.5%

                        Retail: 1.9%

          980,000       Borders Group                            36,505
          295,000       Quality Food Centers                     10,251
          200,000       Duckwall Alco Stores                      2,700
          332,000       Host Marriott Services                    2,698
           84,000       Mac Frugal's                              1,985
           60,000       Dave & Buster's                           1,335
        ---------------------------------------------------------------
                                                                 55,474








                        Recreational Vehicles: 1.9%

        1,100,000       Harley-Davidson                          47,300
          320,000       Thor Industries                           7,640
        ---------------------------------------------------------------
                                                                 54,940

                        Food: 0.5%

          725,000       Shoney's                                  6,616
          634,000       Au Bon Pain                               4,517
          125,000       Morton Restaurant Group                   2,188
        ---------------------------------------------------------------
                                                                 13,321

ACORN FUND
     STATEMENT OF INVESTMENTS (UNAUDITED)

Principal Amount of
Number of Shares                             Value (000)
--------------------------------------------------------
             Entertainment/Leisure: 2.8%
 1,400,000   Carnival                          $  43,400
   215,000   GC Companies                          7,740
   265,000   Royal Caribbean Cruises               7,056
   276,000   Carmike Cinemas                       6,383
   251,000   Toy Biz                               4,455
   472,000   Hollywood Park, Cv. Pfd.              4,425
   180,000   Rio Hotel & Casino                    2,835
   445,000   Alliance Entertainment                2,503
   535,000   Monarch Casino & Resort               1,547
    60,000   Showboat                              1,320
$6,250,000   Grand Palais Casino
              14% Note Due 2/25/98                   313
--------------------------------------------------------
                                                  81,977
             Manufacturers: 2.4%
 1,650,000   Newell                               49,500
   565,000   Wolverine World Wide                 15,679
   232,000   Norwood Promotional                   4,060
--------------------------------------------------------
                                                  69,239
                                                 -------
Consumer Goods/Services: Total                   274,951
--------------------------------------------------------
Finance: 14.5%
             Banks: 1.0%
  380,000    Texas Regional Bancshares            10,925
  285,000    Union Planters                       10,118
  105,000    First American                        5,040
  104,000    Riverside National Bank               1,430
--------------------------------------------------------
                                                  27,513
             Savings & Loans: 3.1%
  845,000    Peoples Bank Bridgeport              20,914
  756,000    Washington Federal                   17,861
  390,000    Washington Mutual                    14,528
  418,000    Coast Savings                        13,376
  260,000    TCF                                   9,783
  538,000    Commonwealth Bancorp                  6,389
  280,000    Imperial Thrift & Loan                3,815
  156,000    Indiana Federal                       3,159
--------------------------------------------------------
                                                  89,825
             Insurance: 1.9%
  836,000    Baldwin & Lyons, Cl. B            $  15,362
  351,000    United Fire & Casualty               11,232
  197,000    Foremost                             10,835
  331,000    Transnational Re                      7,985
  216,000    Leucadia National                     5,238
  318,000    ALLIED Life Financial                 5,009
--------------------------------------------------------
                                                  55,661
             Money Management: 2.6%
  880,000    United Asset Management              20,790
  784,000    Baker Fentress                       15,190
  618,000    SEI                                  14,369
1,621,000    Phoenix Duff and Phelps              10,131
  231,000    BISYS                                 9,471
  174,000    T. Rowe Price                         5,655
--------------------------------------------------------
                                                  75,606
             Credit Cards: 4.2%
  767,000    ADVANTA, Cl. A                       35,252
  520,000    ADVANTA, Cl. B                       22,230
  544,000    First USA                            30,124
  575,000    National Data                        25,084
  275,000    Concord EFS                           7,081
--------------------------------------------------------
                                                 119,771
             Other: 1.7%
1,049,000    Americredit                          19,276
  898,000    Mercury Finance                      10,776
  496,000    Jayhawk                               7,006
  620,000    Cash America                          4,418
  310,000    DVI Health Services                   4,418
  700,000    World Acceptance                      4,113
--------------------------------------------------------
                                                  50,007
                                               ---------
Finance: Total                                   418,383

Number of Shares                                Value (000)
-----------------------------------------------------------
Industrial Goods/Services: 10.2%
               Steel: 1.7%
 1,110,000     Worthington Industries            $   22,200
   440,000     Gibraltar Steel                        9,900
   220,000     Schnitzer Steel                        6,380
   360,000     Atchison Casting                       5,490
   250,000     A M Castle                             5,031
-----------------------------------------------------------
                                                     49,001

               Machinery: 3.6%
 1,125,000     Thermo Electron                       45,563
   800,000     Baldor Electric                       15,600
   675,000     Thermo Fibertek                        8,859
   313,000     Bearings                               8,842
   150,000     Nordson                                8,363
    96,000     Mine Safety Appliances                 4,860
   135,000     Valmont Industries                     4,607
   110,000     Applied Power                          3,506
   180,000     Hein-Werner                            1,226
   500,000     Stevens International, Cl. A           1,188
    34,000     Stevens International, Cl. B              98
-----------------------------------------------------------
                                                    102,712

               Industrial Suppliers: 1.7%
   600,000     Unifi                                 16,500
   750,000     Lilly Industries, Cl. A               12,469
   240,000     Sealed Air                             8,940
   255,000     Douglas & Lomason                      7,873
   204,000     U. S. Can                              3,290
    35,000     Zoltek                                 1,330
-----------------------------------------------------------
                                                     50,402
Principal Amount or
Number of Shares                                Value (000)
-----------------------------------------------------------

               Services: 3.2%
   600,000     Expeditors International
                of Washington                    $   21,150
   760,000     World Color Press                     16,910
   384,000     HALO Industries                       11,136
   660,000     Wackenhut, Cl. B                      10,313
    45,000     Wackenhut, Cl. A                         827
   430,000     Hub Group                              9,138
   450,000     Material Sciences                      7,650
   530,000     Thermo TerraTech                       5,698
   374,000     Thomas Group                           5,236
$2,900,000     Western Water,
                9% Cv. Note Due 9/25/05               3,611
   119,000     AG Services of America                 1,384
-----------------------------------------------------------
                                                     93,053

                                                   --------
Industrial Goods/Services: Total                    295,168

-----------------------------------------------------------
Energy/Minerals: 8.9%

               Independent Power: 2.8%
 1,000,000     AES Corporation                       39,375
     1,852     AES Corporation Warrants                  34
   850,000     CalEnergy                             27,094
   390,000     Thermo Ecotek                          8,921
   285,000     Thermo Power                           2,743
    85,000     Thermo Optek                           1,233
-----------------------------------------------------------
                                                     79,400

               Oil/Gas Producers: 3.2%
 1,000,000     Global Natural Resources              17,375
   300,000     United Meridian                       13,650
   500,000     Devon Energy                          12,750
   600,000     Seagull Energy                        11,775
   900,000     Tesoro Petroleum                      11,588
   700,000     Forest Oil                             9,013
   440,000     Louis Dreyfus Natural Gas              6,490
   200,000     St. Mary Land & Exploration            3,300
   800,000     Tipperary                              3,000
   360,000     Abraxas Petroleum                      2,070
   110,000     Abraxas Petroleum CVRs                   939
-----------------------------------------------------------
                                                     91,950

ACORN FUND
      STATEMENT OF INVESTMENTS (UNAUDITED)

NUMBER OF SHARES                                                    VALUE (000)
-------------------------------------------------------------------------------
                  DISTRIBUTION/MARKETING/REFINING: 1.3%
     600,000      Southern Union                                      $ 13,950
     750,000      NGC                                                   11,719
     303,000      Atmos Energy                                           7,083
     150,000      KN Energy                                              5,288
-------------------------------------------------------------------------------
                                                                        38,040
                  OIL SERVICES: 1.4%
     350,000      Energy Ventures                                       14,175
     320,000      Atwood Oceanics                                       14,080
     400,000      Veritas DGC
                    (formerly known as Digicon)                          7,200
     200,000      J Ray McDermott                                        5,825
-------------------------------------------------------------------------------
                                                                        41,280
                  MINING: 0.2%
     300,000      Zeigler Coal Holding                                   5,175
                                                                      --------
ENERGY/MINERALS: TOTAl                                                 255,845

-------------------------------------------------------------------------------
REAL ESTATE: 2.0%
     829,000      The Rouse Company                                     21,554
     155,000      Forest City Enterprises, Cl. B                         7,595
     123,000      Forest City Enterprises, Cl. A                         6,027
     210,000      Equity Residential Properties Trust                    7,508
     165,000      Weingarten Realty Investors                            6,394
     120,000      First Washington Realty Trust, Cv. Pfd.                3,240
      80,000      First Washington Realty Trust                          1,640
     243,000      Sunstone Hotel Investors                               2,460
                                                                       -------
REAL ESTATE: TOTAL                                                      56,418

-------------------------------------------------------------------------------
FOREIGN SECURITIES: 20.5%
                  CANADA: 1.0%
     800,000      Ranger Oil                                             6,000
     800,000      Shaw Communications, Cl. B                             5,197
     150,000      Cognos                                                 4,894
     125,000      BCE Mobile Communications                              4,083
     180,000      Veritas Energy Services                                3,257
     200,000      Shaw Industries                                        2,944
     200,000      Cogeco Cable                                           1,281
-------------------------------------------------------------------------------
                                                                        27,656
                  UNITED KINGDOM: 3.4%
   1,200,000      Serco Group                                          $11,416
   2,700,000      Medeva                                                10,785
     400,000      International CableTel                                10,250
   2,000,000      Securicor Group, Cl. A                                 8,474
     717,000      Comcast UK Cable Partners                              7,260
   1,150,000      N. Brown Group                                         7,030
   1,700,000      Invesco                                                6,286
      68,000      Invesco ADS                                            2,516
     700,000      Powerscreen International                              6,014
     400,000      Getty Communications, Cl. A                            5,800
     600,000      Edinburgh Fund Managers                                5,558
     580,000      Oriflame                                               4,879
   1,200,000      Body Shop International                                3,546
   1,000,000      Capital                                                2,939
     350,000      Ethical Holdings                                       2,450
   4,500,000      Electronics Boutique                                   1,337
     700,000      Pittencrieff Resources                                   465
-------------------------------------------------------------------------------
                                                                        97,005
                  GERMANY/AUSTRIA: 0.6%
     120,000      Flughafen Wien (Austria)                               6,330
     425,000      United International Holdings (Austria)                5,791
       8,000      Binding-Brauerei                                       2,974
      20,000      Escada  2,911
-------------------------------------------------------------------------------
                                                                        18,006
                  NORDIC COUNTRIES: 2.4%
     460,000      WM Data Nordic (Sweden)                               29,444
     100,000      Hennes & Mauritz, Cl. B (Sweden)                      12,274
     240,000      Autoliv (Sweden)                                      10,362
     725,000      SensoNor (Norway)                                      5,241
     180,000      Esselte, Series A (Sweden)                             3,927
     220,000      Pricer, Cl. B (Sweden)                                 3,388
      50,000      Sentra, Cl. A (Finland)                                1,533
      90,000      Benefon (Finland)                                      1,517
     200,000      Sysdeco Group (Norway)                                 1,138
-------------------------------------------------------------------------------
                                                                        68,824
                  NETHERLANDS: 0.5%
     280,000      Getronics                                              7,103
     175,000      Telegraaf Holdings                                     3,825
      50,000      Hunter Douglas                                         3,492
-------------------------------------------------------------------------------
                                                                        14,420

Number of Shares                                         Value (000)
--------------------------------------------------------------------
          Switzerland: 0.7%
    6,000 Societe Generale de Surveillance                   $13,569
   14,000 Liechtenstein Global Trust                           6,366
--------------------------------------------------------------------
                                                              19,935
          France: 0.8%
   50,000 Guilbert                                             7,498
   26,000 Cetelem                                              5,602
   65,000 Sligos                                               5,504
   15,000 Canal Plus                                           3,691
   20,000 Axime Ex Segin                                       2,000
--------------------------------------------------------------------
                                                              24,295
          Spain/Portugal: 0.3%
  375,000 Filmes Lusomundo (Portugal)                          3,832
  185,000 Vallehermoso                                         3,580
   70,000 Cortefiel                                            1,747
--------------------------------------------------------------------
                                                               9,159
          Italy/Greece: 1.2%
4,300,000 Banca Fideuram                                      10,204
  300,000 Cellular Communications International               10,050
  200,000 Hellenic Bottling (Greece)                           6,806
   85,000 Industrie Natuzzi                                    3,953
1,100,000 Tecnost                                              2,096
1,200,000 Costa Crociere                                       1,573
--------------------------------------------------------------------
                                                              34,682
          Israel: 0.1%
  200,000 Pec Israel Economic                                  3,425

          India: 0.2%
  300,000 IS Himalaya Fund                                     3,510
   39,393 Housing Development Finance                          2,540
  298,700 Industrial Credit & Investment Corp. of India          610
--------------------------------------------------------------------
                                                               6,660
          Hong Kong: 0.5%
4,500,000 Varitronix International                             8,263
7,000,000 JCG Holdings                                         6,291
--------------------------------------------------------------------
                                                              14,554
          China: 0.3%
  810,000 AES China Generating                                 7,708
  200,000 The Investment Company of China                      1,376
--------------------------------------------------------------------
                                                               9,084
          Singapore: 0.4%
5,100,000 Genting International                               11,628

          Malaysia: 0.7%
1,450,000 Resorts World                                        8,215
1,125,000 Kian Joo Can Factory                                 6,194
  400,000 O.Y.L. Industries                                    4,069
   40,000 O.Y.L. Industries Rights                               390
--------------------------------------------------------------------
                                                              18,868
          Thailand: 0.3%
   70,000 The Thailand Fund                                    5,872
3,300,000 Sinpinyo Fund V                                      1,947
  200,000 Thai President Foods                                 1,157
   56,100 International Cosmetics                                395
--------------------------------------------------------------------
                                                               9,371
          Korea/Taiwan: 1.5%
  120,000 Formosa Fund (Taiwan)                               10,680
  400,000 President Enterprises (Taiwan)                       6,900
  110,956 Shinsegae                                            6,314
    7,843 Shinsegae (New)                                        418
    5,300 Korea Mobile Telecom                                 5,861
  275,000 Korea Mobile Telecom GDS                             4,159
  255,000 Kookmin Bank                                         5,400
   80,000 Seoul International Trust                            3,080
  300,000 Korea-Europe Fund                                    1,950
--------------------------------------------------------------------
                                                              44,762
          Indonesia/Philippines: 0.6%
6,550,000 PILTEL (Philippines)                                 8,988
1,728,000 Tigaraksa Satria                                     3,331
  195,501 Unilever Indonesia                                   2,948
1,884,000 Mayora Indah                                           791
--------------------------------------------------------------------
                                                              16,058

Acorn Fund
     Statement of Investments (unaudited)

Number of Shares                                                     Value (000)
--------------------------------------------------------------------------------
                    Japan: 2.0%
      145,000       Noritsu Koki                                     $    8,319
      120,000       Nintendo                                              7,703
      100,000       Paramount Bed                                         7,138
       75,000       Secom                                                 4,747
      720,000       Tokyu Land                                            3,782
      209,000       Mr. Max                                               3,715
          115       NTT Data                                              3,572
       90,000       Sankyo                                                3,313
      120,000       Royal                                                 3,178
       90,000       Aucnet                                                3,054
       60,000       Promise                                               2,801
       40,000       Nichiei                                               2,636
      130,000       Heiwa                                                 2,580
--------------------------------------------------------------------------------
                                                                         56,538

                    Australia / New Zealand: 0.9%
    1,700,000       Sky City (New Zealand)                                8,715
    1,600,000       Village Roadshow                                      7,191
      750,000       Village Roadshow Pfd.                                 2,285
    2,500,000       Burswood Property Trust                               3,403
      700,000       Petroleum Securities                                  3,229
--------------------------------------------------------------------------------
                                                                         24,823

                    Mexico: 0.7%
      400,000       Kimberly Clark de Mexico                              7,581
    2,000,000       Nadro, Series L                                       6,676
      600,000       Grupo Radio Centro                                    4,950
    4,200,000       Grupo Herdez, Series B                                1,524
      600,000       Fondo Opcion, Series B                                  510
      170,000       Cofar, Series B                                         204
--------------------------------------------------------------------------------
                                                                         21,445

                    Brazil: 0.4%
   14,000,000       Itau Banco PN                                         5,807
  190,000,000       Cemig                                                 5,676
--------------------------------------------------------------------------------
                                                                         11,483

                    Other Latin America: 1.0%
      130,000       Banco Latinoamericano de Export
                     (Panama)                                             7,296
    4,000,000       Siderca (Argentina)                                   5,961
      300,000       Credicorp (Peru)                                      5,700
      160,000       IRSA (Argentina)                                      4,740
      110,000       Panamerican Beverages (Panama)                        4,524
--------------------------------------------------------------------------------
                                                                         28,221

                                                                     ----------
  Foreign: Total                                                        590,902

       43,000       Other                                                    22

  Total Common Stocks and Other                                      ----------
   Equity-Like Securities: 93.5%                                      2,698,010

  Money Market Instruments: 6.8%                                        195,787

                                                                     ----------
  Total Investments: 100.3%                                           2,893,797

                                                                     ----------
  Cash and Other Assets Less Liabilities: (0.3%)                         (8,610)

                                                                     ----------
  Total Net Assets: 100%                                             $2,885,187
--------------------------------------------------------------------------------

PAGE


Acorn Fund
Portfolio Diversification


At September 30, 1996, Acorn Fund's foreign portfolio of investments as a percentage of net assets was diversified as follows:
                              Value (000)     Percent
-----------------------------------------------------
Information
Computer Systems               $ 48,381         1.7%
Mobile Communications            43,132         1.5
Broadcasting/CATV                38,420         1.3
Software/Services                27,039         0.9
Distribution                     13,301         0.5
-----------------------------------------------------
                                170,273         5.9
Health Care
Biotechnology/Drug Delivery      23,947         0.8
Hospital/Laboratory Supplies      7,138         0.3
-----------------------------------------------------
                                 31,085         1.1
Consumer Goods/Services
Retail                           61,627         2.1
Manufacturers                    52,997         1.8
Entertainment/Leisure            39,053         1.4
Food                             26,209         0.9
-----------------------------------------------------
                                179,886         6.2
Finance
Money Management                 52,979         1.8
Banks                            37,470         1.3
Other                            24,995         0.9
-----------------------------------------------------
                                115,444         4.0

Industrial Goods/Services
Services                         29,624         1.0
Machinery Processing             13,351         0.5
-----------------------------------------------------
                                 42,975         1.5
Energy/Minerals
Independent Power                13,384         0.5
Oil/Gas Producers                12,951         0.4
Oil Services                      5,961         0.2
-----------------------------------------------------
                                 32,296         1.1
Real Estate                      12,612         0.5
Transportation                    6,331         0.2
                               ----------------------
Total Foreign Portfolio        $590,902        20.5%
=====================================================

Acorn International
      Major Portfolio Changes in the Third Quarter


                                     Number of Shares
                                -------------------------
                                6/30/96           9/30/96
Additions
---------------------------------------------------------
     Europe
Austria
Flughafen Wien                   80,000           120,000
Norway
Maritime Group                  250,000           300,000
Switzerland
Societe Generale d'Affichage      6,500            10,000
Disetronic Holding                    0             1,450
Italy
Mediolanum                      100,000           250,000
Greece
Intracom                              0           150,000
France
Canal Plus                            0            15,000
Axime Ex Segin                   70,000            80,000
United Kingdom
Dorling Kindersley              500,000           700,000
Peek                                  0         2,214,000
Premier Oil                   7,100,000        10,000,000
Netherlands
Toolex Alpha                     55,000           145,000
Hungary
Cofinec                          65,000           125,000
---------------------------------------------------------
     Asia
Malaysia
Arab Malaysian Finance        1,200,000         1,615,000
Singapore
Venture Manufacturing         1,900,000         2,650,000
Thailand
Shinawatra Satellite          4,200,000         5,000,000
Japan
People                                0            59,900
Mars Engineering                113,000           142,000
Tiemco                                0             3,000
Mirai Industry                        0           140,000
King                                  0           100,000
Xebio                                 0           135,000
Chuo Trust & Banking            274,000           382,000
Sochiko                               0           165,000
IX Corporation                        0            60,000
Meitec                           45,000           275,000
Konami                           79,000           220,000
Japan Information Processing          0            27,000
Korea
Dongbu Fire & Marine Insurance  157,284           200,004
---------------------------------------------------------
     Latin America
Mexico
Grupo Radio Centro              400,000           700,000
Argentina
Siderca                       5,000,000         6,000,000
Brazil
White Martins                 2,000,000         3,000,000
---------------------------------------------------------
     Other Countries
Canada
Cinar Films                     100,000           150,000
Ranger Oil                      800,000         1,000,000
Australia
Hudson Conway                         0           175,000
Israel
Blue Square Israel                    0           280,000

                                          Number of Shares
                                      ------------------------
                                        6/30/96      9/30/96

Sales
--------------------------------------------------------------
        Europe

Austria
BWT                                     30,000          16,500
Vae Eisenbahnsysteme                    35,000               0

Finland
Huhtamaki                              170,000               0
Raision Tehtaat, Series V              300,000          70,000

Italy
Banca Fideuram                       8,000,000       7,100,000

Sweden
Allgon, Series B                       500,000         200,000
Hennes & Mauritz, Cl. B                185,000         150,000

United Kingdom
Invesco                                 90,000               0
ADT                                    500,000               0

Netherlands
Getronics                            1,000,000         940,000

Switzerland
Bobst                                    3,900           2,250
Sece Cortaillod                         21,600               0

Turkey
Hurriyet Gazetecilik                30,000,000               0
Medya Holdings                      62,000,000               0
Tat Konserve Sanayii                 5,999,850               0

Spain
Vallehermoso                           350,000         200,000

--------------------------------------------------------------
        Asia

Hong Kong
Chen Hsong Holdings                  7,500,000       1,400,000
First Sign International Holdings    5,000,000               0

India
Dabur India                                300               0
Business India TV                      525,000               0

Japan
Hokuto                                 250,000         230,000
Nemic Lambda                           135,000               0
Noritsu Koki                           275,000         227,000
Promise                                220,000         150,000
Secom                                  200,000         163,000
Sari                                    70,000               0

Korea
Korea Housing Bank Old                  83,250               0
Korea Housing Bank New                  48,740               0
Daehan Bluechip Index                  225,000               0

Singapore
Want Want Holdings                     840,000               0

Thailand
Singer Thailand                        201,512               0
Srithai Superware                      600,000          97,200

--------------------------------------------------------------
        Latin America

Mexico
Grupo Fernandez                      3,000,000               0

Colombia
Banco de Bogota                        405,714               0

Chile
Banco De A Edwards                     200,000               0

Panama
Panamerican Beverages                  170,000         110,000

Peru
Banco Wiese                          2,200,000               0

--------------------------------------------------------------
        Other Countries

Australia
Command Petroleum Holdings          14,500,000      12,000,000

Acorn International
        Statement of Investments (unaudited) September 30, 1996


Number of Shares                                           Value (000)
----------------------------------------------------------------------

                                               Common Stocks and Other
                                         Equity-Like Securities: 93.4%
----------------------------------------------------------------------
Europe: 47.3%

            Germany/Austria: 5.8%
   120,000  Fresenius                                         $ 22,272
    14,000  Fresenius Pfd.                                       2,588
            Dialysis Equipment & Solutions
   135,000  Rhoen Klinikum Pfd.                                 15,046
    90,000  Rhoen Klinikum                                      10,739
            Hospital Management
    50,000  Marschollek Lautenschlager                           6,786
            Financial Planning
   120,000  Flughafen Wien                                       6,330
            Vienna Airport Authority (Austria)
    21,000  Cewe Color Holding                                   6,044
            Photographic Developing & Printing
    40,000  Escada                                               5,822
            Fancy Dresses
    15,000  Binding-Brauerei                                     5,576
            Brewer
   400,000  United International Holdings                        5,450
            Cable TV for Austria & Other Countries (Austria)
    15,000  Pfleiderer                                           4,130
            Construction Materials
    80,000  Biotest                                              2,224
            Immunoglobulins
    16,500  BWT                                                  1,844
            Water Filtration Systems (Austria)
----------------------------------------------------------------------
                                                                94,851
            Denmark: 0.3%
    31,000  Kompan International                                 4,261
            Playground Equipment

            Finland: 3.2%
   500,000  TT Tieto, Cl. B                                     27,586
            Computer Services/Consulting
   370,000  Benefon                                              6,238
            Mobile Telephones
    80,000  Fiskars, Series A                                    6,113
            Scissors & Gardening Tools
   100,000  Vaisala, Cl. A                                       5,583
            Meteorological Instruments
    70,000  Raision Tehtaat, Series V                            4,169
            Foodstuffs & Specialty Chemicals
   105,000  Sentra, Cl. A                                        3,218
            Convenience Stores, Restaurants
----------------------------------------------------------------------
                                                                52,907
            Norway: 1.7%
   300,000  Maritime Group                                    $  7,982
            Oil Field Equipment & Services
1,000,0000  SensoNor                                             7,229
            Electronic Sensors for Airbags
   300,000  Elkjoeb Norge                                        6,829
            Consumer Electronics Retailer
 1,000,000  Sysdeco                                              5,691
            Software "Toolsets" & Systems
----------------------------------------------------------------------
                                                                27,731
            Sweden: 7.0%
   800,000  WM Data Nordic                                      51,208
            Computer Services/Consulting
   150,000  Hennes & Mauritz, Cl. B                             18,410
            Apparel Stores
   320,000  Autoliv                                             13,816
            Seatbelts & Airbags
   650,000  Getinge Industrier                                  12,462
            Sterilization & Disinfection Equipment
   450,000  Pricer, Cl. B                                        6,929
            Electronic Shelf Labels for Supermarkets
   225,000  Esselte, Series A                                    4,908
            Office Supplies & Related Equipment
   400,000  Frontec, Series B                                    4,710
            Computer Software & Services
   200,000  Allgon, Series B                                     3,170
            Mobile Telephone Antennae & Systems
----------------------------------------------------------------------
                                                               115,613
            France: 4.0%
    42,000  Cetelem                                              9,049
            Credit Cards
   100,000  Sligos                                               8,467
            Computer Services/Credit Card Processing
    80,000  Axime Ex Segin                                       7,998
            Computer Services
    50,000  Guilbert                                             7,498
            Office Supplies Distributor
    62,000  NRJ                                                  7,388
            Radio Network
    65,000  Spir Communication                                   5,900
            Regional Newspaper Publisher & Printer
    42,000  Virbac                                               4,736
            Drugs for Animals
    50,000  Technip                                              4,572
            Engineering & Construction
    40,000  Fininfo                                              4,146
            Data Feeds for French Banks & Brokers

Number of Shares                                              Value (000)
-------------------------------------------------------------------------

    15,000  Canal Plus                                           $  3,691
            Pay TV
    40,000  CEP Communications                                      2,947
            Trade Magazines & Book Publisher
-------------------------------------------------------------------------
                                                                   66,392
            United Kingdom: 11.6%
 1,800,000  Serco Group                                            17,124
            Facilities Management
 1,800,000  Oriflame International                                 15,140
            Natural Cosmetics Sold Door-to-Door
 1,600,000  Powerscreen International                              13,745
            Mobile Crushing & Screening Equipment
 2,000,000  Capita Group                                           13,148
            Outsourcing Government Services
   467,000  International CableTel                                 11,967
            Cable TV & Telephone System
 2,800,000  Medeva                                                 11,185
            Drugs for Hyperactive Children
 1,650,000  N. Brown Group                                         10,086
            Mail Order Clothing in Large Sizes
 2,500,000  Capital                                                 7,348
            Classy Casinos
 3,700,000  City Centre Restaurants                                 7,289
            Fast Food Restaurants
 1,700,000  Securicor Group, Cl. A                                  7,203
            Mobile Communications
 1,700,000  Rotork                                                  7,043
            Valve Actuators for Oil & Water Pipelines
   710,000  Edinburgh Fund Managers                                 6,577
            Investment Management
 1,330,000  Ivory & Sime                                            5,843
            Investment Management
   700,000  Seton Healthcare Group                                  5,762
            Pharmaceuticals
   567,000  Comcast UK Cable Partners                               5,741
            Cable TV & Telephone System
 1,800,000  Body Shop International                                 5,319
            Natural Cosmetics & Toiletries
   700,000  Dorling Kindersley                                      5,297
            Reference Books & CD-ROMs
   410,000  Vosper Thornycroft Holdings                             5,138
            Naval Shipbuilding
   670,000  Ethical Holdings                                        4,690
            Drug Delivery
10,000,000  Premier Oil                                             4,534
            Oil & Gas Producer
   900,000  Tunstall                                                4,397
            "I've fallen and I can't get up" Monitors
 1,400,000  HALMA                                                   4,191
            Fire Detection Devices & Burglar Alarms
 2,214,000  Peek                                                    3,946
            Traffic Control Systems
13,000,000  Electronics Boutique                                    3,862
            Videogame/Computer Software Stores
 1,100,000  Bluebird Toys                                           2,416
            "Polly Pocket" Toy Manufacturer
 1,750,000  Pittencrieff Resources                                  1,163
            Oil & Gas Producer
-------------------------------------------------------------------------
                                                                  190,154
            Switzerland: 3.1%
     6,500  Societe Generale de Surveillance                       14,700
            Inspection/Testing of Trade Goods
    25,000  Phoenix Mecano                                         12,065
            Electrical Components Manufacturer
    13,000  Liechtenstein Global Trust                              5,911
            Banking & Investment Management
     7,000  Suedelektra Holding                                     5,299
            Pool of Commodity-Related Projects
    10,000  Societe Generale d'Affichage                            4,587
            Billboard Advertising
     1,450  Disetronic Holding                                      3,059
            Medical Equipment
    10,000  Prodega                                                 3,031
            Cash-and-Carry Retailer
     2,250  Bobst                                                   2,926
            Packaging Machinery
-------------------------------------------------------------------------
                                                                   51,578
            Italy/Greece: 5.3%
 7,100,000  Banca Fideuram                                         16,849
            Life Insurance & Mutual Funds
 2,200,000  Saipem SPA                                             10,308
            Pipeline Construction & Drilling Contractor
   550,000  Banca Popolare Di Bergamo                               8,894
            Regional Bank
   600,000  Gewiss                                                  7,869
            Electrical Plugs & Switches
   120,000  Ergo Bank                                               6,922
            Bank (Greece)
   170,000  Hellenic Bottling                                       5,785
            Coca-Cola Bottler (Greece)
 2,000,000  Editoriale L'Espresso                                   5,265
            Newspaper & Magazines
   100,000  Industrie Natuzzi                                       4,650
            Leather Couches
 3,100,000  Costa Crociere                                          4,063
            Mediterranean Cruise Line

Acorn International
        Statement of Investments (unaudited)

Number of Shares                                              Value (000)
-------------------------------------------------------------------------

  1,100,000  Banca Di Legnano                                    $  3,888
             Regional Bank
    150,000  Intracom                                               3,698
             Telecommunications Equipment (Greece)
  1,600,000  Tecnost                                                3,048
             ATM, Lotto, Toll Collection Equipment Manufacturer
     80,000  Cellular Communications International                  2,680
             Mobile Phones
    250,000  Mediolanum                                             2,715
             Life Insurance & Mutual Funds
    200,000  Attica Enterprises                                     1,361
             Ferry Line (Greece)
-------------------------------------------------------------------------
                                                                   87,995
             Turkey: 0.1%
 83,000,000  Sabah Yayincilik                                       1,266
             Newspapers, Magazines

             Spain/Portugal: 1.6%
    100,000  Mapfre Vida                                            5,919
             Life Insurance & Mutual Funds
 62,000,000  Cortefiel                                              3,993
             Apparel Retailer
 30,000,000  Campofrio Alimentacion                                 3,872
             Sausage Maker
    200,000  Vallehermoso                                           3,870
             Residential Property Developer & Landlord
    170,000  Lusotur                                                2,904
             Real Estate/Resort Developer (Portugal)
    235,000  Estoril Sol                                            2,115
             Casino Resort (Portugal)
    150,000  Filmes Lusomundo                                       1,533
             Newspapers, Radio, Video, Film Distribution
             (Portugal)
     11,000  Zardoya Otis                                           1,066
             Elevator Maintenance
    350,000  Televisao Independente                                 1,038
             Television Station (Portugal)
    125,000  Oscar Mayer S.A.                                         450
             Sausage Maker
-------------------------------------------------------------------------
                                                                   26,760
             Netherlands: 3.3%
    940,000  Getronics                                             23,845
             Computer Consulting
    620,000  Kempen                                                10,437
             Stock Brokerage/Investment Management
    280,000  Telegraaf Holdings                                     6,121
             Newspaper Publisher
    250,000  Fugro McClelland                                       3,843
             Engineering, Consulting & Surveying
     50,000  Hunter Douglas                                         3,492
             Window Coverings
    145,000  Toolex Alpha                                           3,262
             Compact Disc Manufacturing Equipment
     30,000  Wegener                                                2,823
             Newspaper Publisher
-------------------------------------------------------------------------
                                                                   53,823
             Hungary: 0.2%
    125,000  Cofinec                                                3,463
             Consumer Goods Packaging
             Poland: 0.1%
    180,813  Bank Komunalny                                         1,989
             Bank
                                                                 --------
             Europe: Total                                        778,783

-------------------------------------------------------------------------
Asia: 28.9%
             China: 0.2%
    390,000  AES China Generating                                   3,711
             Independent Power

             Hong Kong: 2.8%
  5,500,000  Varitronix International                              10,100
             LCD Manufacturer
 10,000,000  Li and Fung                                            9,052
             Sourcing of Consumer Goods
 10,000,000  JCG Holdings                                           8,987
             Consumer Finance
 20,000,000  Golden Harvest Entertainment                           6,272
             Movie Distribution & Exhibition
 15,000,000  Vitasoy International Holdings                         5,722
             Soya Milk Manufacturer
 11,000,000  Manhattan Card                                         5,441
             Chase's Local Credit Card
  1,400,000  Chen Hsong Holdings                                      896
             Plastic Injection Moulding Machines
-------------------------------------------------------------------------
                                                                   46,470
             India/Pakistan: 1.4%
     82,702  Housing Development Finance                            5,333
             Mortgage Lender
  1,047,800  Zee Telefilms                                          3,916
             Hindi Television Programming & Broadcasting
    300,000  IS Himalaya Fund                                       3,510
             Closed-End Fund
    285,200  Max India                                              2,040
  Rs 50,000  Max India Zero Coupon                                    386
     50,000  Max India New Shares                                     358
             Penicillin & Mobile Phones

Number of Shares                                                Value (000)
---------------------------------------------------------------------------

  987,800         Industrial Credit & Investment
                   Corporation of India                            $  2,016
                  Bank/Financial Services
  221,785         Pakistan State Oil                                  2,006
                  Oil Distribution (Pakistan)
  810,000         Tube Investment GDR                                 1,924
                  Bicycle Manufacturer
  342,100         Kotak Mahindra Finance                                736
                  Consumer Finance
2,000,000         Centurion Quantum Growth                              224
                  Closed-End Fund
   34,800         Mirc Electronic                                        64
                  Consumer Electronics
---------------------------------------------------------------------------
                                                                     22,513
                  Japan: 11.4%
  227,000         Noritsu Koki                                       13,023
                  Photo Processing Lab Manufacturer
  163,000         Secom                                              10,317
                  Security Alarm Systems
  230,000         Hokuto                                              9,829
                  Mushroom Grower
  130,000         Nichiei                                             8,567
                  Lender to Small-Medium Sized Businesses
  142,000         Mars Engineering                                    8,478
                  Gaming Systems & Machinery
  120,000         Nintendo                                            7,703
                  Video Games
  220,000         Konami                                              7,447
                  Entertainment Software/Hardware
  195,000         Sankyo                                              7,178
                  Pachinko Machine Manufacturer
  100,000         Paramount Bed                                       7,138
                  Hospital Bed Manufacturer
  150,000         Promise                                             7,003
                  Consumer Finance
1,330,000         Tokyu Land                                          6,986
                  Real Estate
  110,000         Sanyo Shinpan                                       6,716
                  Consumer Finance
      215         NTT Data                                            6,679
                  Computer Consulting/Services
  100,000         HIS                                                 5,899
                  Travel Agent
  200,000         Central Uni                                         5,692
                  Health Care/Medical Equipment
  165,000         Aucnet                                              5,600
                  Used Auto Auctions Via Satellite
  275,000         Meitec                                              5,259
                  Engineering Outsourcing
  165,000         Lasertec                                            5,222
                  Manufacturer of LCD & Photomask Defect Detectors
  255,000         Heiwa                                               5,060
                  Pachinko Machine Manufacturer
  135,000         Xebio                                               4,836
                  Sporting Goods Retailer
  150,000         Itariyard                                           4,592
                  Designer/Wholesaler of Women's Apparel
   50,000         Ryohin Keikaku                                      4,238
                  Designer & Retailer of Trendy Housewares
  103,720         Nihon Jumbo                                         4,191
                  Photo Processing Lab
  140,000         Mirai Industry                                      4,047
                  Manufacturer of Plastic Construction Materials
  382,000         Chuo Trust & Banking                                4,013
                  Bank
  150,000         Royal                                               3,973
                  Retail Auto Parts
  198,000         Mr. Max                                             3,520
                  Household Goods & Appliance Retailer
   90,000         Daimon                                              3,224
                  Discount Liquor Retailer
  430,000         Nanto Bank                                          2,953
                  Bank
  200,000         Cats                                                2,747
                  Pest Control
   59,900         People                                              2,253
                  Sports Clubs
  165,000         Sochiko                                             1,763
                  Film, Television & Kabuki Producer
  100,000         King                                                  678
                  Retail Apparel
   60,000         IX Corporation                                        587
                  Software Development
   27,000         Japan Information Processing                          572
                  Software Development
    3,000         Tiemco                                                240
                  Fishing Equipment
  -------------------------------------------------------------------------
                                                                    188,223
                  Korea/Taiwan: 4.7%
   20,500         Korea Mobile Telecom                               22,672
                  Mobile Communications
  440,000         Kookmin Bank                                        9,318
                  Retail Bank
  480,000         President Enterprises                               8,280
                  Food Manufacturer & Distributor (Taiwan)
  200,004         Dongbu Fire & Marine Insurance                      7,932
                  Non-Life Insurance
   95,000         Daehan City Gas                                     7,706
                  Gas Utility
   80,000         Formosa Fund                                        7,120
                  Closed-End Fund (Taiwan)

Acorn International
  Statement of Investment (unaudited)


Number of Shares                                                    Value (000)
-------------------------------------------------------------------------------
    70,000      Taipei Fund                                           $ 5,985
                Closed-End Fund (Taiwan)
    74,161      Shinsegae                                               4,220
     5,039      Shinsegae (New)                                           268
                Department Stores
   230,000      Formosa Growth Fund                                     3,421
                Closed-End Fund (Taiwan)
   150,000      Baring Taiwan Fund                                      1,500
                Closed-End Fund (Taiwan)
-----------------------------------------------------------------------------
                                                                       78,422
                Malaysia: 2.3%
 2,200,000      Malaysian Assurance Alliance                           12,112
                Insurance
 1,800,000      Malaysian Oxygen                                        8,761
                Industrial Gases
 1,615,000      Arab Malaysian Finance                                  8,698
                Consumer Finance
   700,000      O.Y.L. Industries                                       7,121
    70,000      O.Y.L. Industries Rights                                  682
                Air Conditioners
-----------------------------------------------------------------------------
                                                                       37,374
                Indonesia: 1.7%
 2,500,000      Bank Niaga                                              6,623
                Bank
 2,939,400      Tigaraksa Satria                                        5,666
                Distributor of Consumer Goods
 3,000,000      Mustika Ratu                                            4,652
                Traditional Cosmetics
 1,470,000      Modern Photo Film                                       4,274
                Fuji Film Distributor
   230,000      Unilever                                                3,468
                Consumer Goods
 5,416,000      Mayora Indah                                            2,275
                Baked Goods/Candy
   702,000      Suba Indah                                                495
                Beverage & Food
-----------------------------------------------------------------------------
                                                                       27,453
                Philippines: 1.7%
16,500,000      Int'l Container Terminal Services                      11,006
                Container Handling Terminals & Port Management
 8,000,000      PILTEL                                                 10,978
                Mobile Communications
 3,000,000      Philippine Savings Bank                                 6,690
                Bank
-----------------------------------------------------------------------------
                                                                       28,674
                Singapore: 1.2%
 5,400,000      Genting International                                  12,312
                Cruise Line
 2,650,000      Venture Manufacturing                                   4,630
 2,401,674      Venture Manufacturing
                Warrants 7/26/99                                        2,200
                Contract Electronics Manufacturer
-----------------------------------------------------------------------------
                                                                       19,142
                Thailand: 1.5%
 5,000,000      Shinawatra Satellite                                    8,213
                Satellite Leasing
   200,000      Serm Suk                                                6,137
                Pepsi Bottler
   320,000      Bangkok Insurance                                       5,061
                Finance/Insurance
   300,000      Thai President Foods                                    1,735
                Instant Noodles & Cookies
 2,600,000      Sinpinyo Fund V                                         1,534
                Closed-End Fund
   173,100      International Cosmetics                                 1,219
                Consumer Goods Distribution
    97,200      Srithai Superware                                         424
                Plastic Tableware & Containers
-----------------------------------------------------------------------------
                                                                       24,323
                                                                      -------
Asia: Total                                                           476,305
-----------------------------------------------------------------------------
Latin America: 8.5%
                Mexico: 3.1%
   600,000      Kimberly Clark de Mexico                               11,372
                Paper Products
 3,000,000      Nadro, Series L                                        10,013
                Pharmaceutical Distributor
   400,000      Bufete Industrial                                       7,000
                Engineering & Construction
 1,100,000      Grupo Industrial Bimbo                                  5,901
                Bread, Baked Goods & Snacks
   700,000      Grupo Radio Centro                                      5,775
                Radio Stations & Networks
 5,500,000      Grupo Herdez, Series B                                  1,996
                Sauces & Condiments
   600,000      GBM Atlantico                                           1,500
                Bank & Brokerage
 1,500,000      Fondo Opcion, Series B                                  1,275
                Real Estate Investment Fund
   107,000      Cofar                                                     129
                Drug Stores
-----------------------------------------------------------------------------
                                                                       50,362



Number of Shares                                   Value (000)
--------------------------------------------------------------
                 Brazil: 1.8%
  26,000,000     Banco Itau Pfd.                       $10,785
                 Bank
 200,000,000     Cemig Pfd.                              5,975
                 Electric Utility
   3,000,000     White Martins                           4,261
                 Industrial Gases
  35,000,000     Telemig Pfd.                            4,148
  35,000,000     Telemig                                 3,341
                 Telecommunications
   1,000,000     Brazilian Smaller Companies Warrants      525
                 Closed-End Fund
--------------------------------------------------------------
                                                        29,035
                 Argentina: 1.2%
   6,000,000     Siderca                                 8,941
                 Steel Pipe Producer
     280,000     IRSA                                    8,295
                 Real Estate Management & Development
   1,400,000     Cresud                                  2,408
                 Agriculture
     229,500     Cerveceria Biekert                        230
                 Brewer
--------------------------------------------------------------
                                                        19,874
                 Chile: 1.0%
     240,000     Santa Isabel                            6,150
                 Grocery Stores
     150,000     Genesis Chile Fund                      6,131
                 Closed-End Fund
     260,000     Banco BHIF                              4,745
                 Financial Services
--------------------------------------------------------------
                                                        17,026
                 Peru: 0.6%
     370,000     Credicorp                               7,030
                 Universal Bank
   2,527,334     Enrique Ferreyros                       2,658
                 Heavy Machinery Dealer
--------------------------------------------------------------
                                                         9,688
                 Other Latin America: 0.8%
     150,000     Banco Latinoamericano de
                   Exportaciones                        $8,419
                 Trade Financing (Panama)
     100,000     Ceteco Holdings                         5,401
                 Appliances Retailer
                 (Central America)
     110,000     Panamerican Beverages                   4,524
                 Coca-Cola Bottler (Panama)
     450,000     Global Casinos Cv. Pfd.                   375
     225,000     Global Casinos                            105
                 Casino Operator (Aruba)
--------------------------------------------------------------
                                                        13,423
                                                       -------
Latin America: Total                                   139,408
--------------------------------------------------------------
Other Countries: 8.4%
                 Australia/New Zealand: 5.0%
   4,250,000     Village Roadshow Pfd. Cl. A            13,452
     750,000     Village Roadshow Pfd. Cl. B             2,285
                 Film Distribution, Exhibition
                 & Production
  12,000,000     Command Petroleum Holdings              9,591
                 Oil & Gas Producer
   2,000,000     Publishing & Broadcasting               9,496
                 Media & TV Broadcasting
   1,750,000     Sky City                                8,972
                 Casino & Hotel (New Zealand)
   1,700,000     Petroleum Securities Australia          7,843
                 Oil & Gas Producer
   4,000,000     Austereo                                7,090
                 Radio Stations
   3,700,000     Burswood Property Trust                 5,036
                 Perth Casino & Resort
   4,600,000     Sonic Healthcare                        5,023
                 Pathology Labs
   3,500,000     Tyndall Australia                       4,708
                 Money Management & Insurance
   1,200,000     Skilled Engineering                     4,264
                 Temporary Skilled Labor
     600,000     PDL Holdings                            2,801
                 Electrical Equipment Manufacturer
                 & Distributor (New Zealand)
     175,000     Hudson Conway                           2,382
                 Casino Managers
  ------------------------------------------------------------
                                                        82,943

Acorn International
      Statement of Investments (unaudited)


Number of Shares                                          Value (000)
---------------------------------------------------------------------
                Canada: 2.6%
     460,000    Veritas Energy Services                   $    8,323
                Geophysical Contractor
   1,000,000    Ranger Oil                                     7,500
                Oil & Gas Producer
   1,000,000    Shaw Communications                            6,496
                Cable TV
     435,000    Shaw Industries                                6,402
                Oil Field Services
   1,400,000    Pan East Petroleum                             4,111
                Oil & Gas Producer
     150,000    Cinar Films                                    3,909
                Children's Television Programming
     500,000    Cogeco                                         2,404
                Cable TV
     300,000    Cogeco Cable                                   1,921
                Cable TV
     250,000    Fundy Cable                                    1,064
                Cable TV
--------------------------------------------------------------------
                                                              42,130
                Israel: 0.5%
     280,000    Blue Square Israel                             4,130
                Supermarkets & Department Stores
     200,000    Pec Israel Economic                            3,425
                Industrial Holdings
     397,810    Alliance Tire                                    779
                Off-the-Road Tires
--------------------------------------------------------------------
                                                               8,334
                South Africa: 0.3%
     460,000    Kersaf Investments                             4,766
                Casino Resorts
                                                          ----------
Other: Total                                                 138,173

Foreign Corporations, Operations in the U.S.: 0.3%
     161,000    Carnival                                  $    4,991
                Cruise Ship Line (Panama)

       2,044    Other                                              7
                                                          ----------
Total Common Stocks and Other
  Equity-Like Securities: 93.4%                            1,537,667
                                                          ----------
Money Market Instruments: 6.5%                               107,319
                                                          ----------
Total Investments: 99.9%                                   1,644,986
                                                          ----------
Cash and Other Assets Less Liabilities: 0.1%                   2,289
                                                          ----------
Total Net Assets: 100%                                    $1,647,275
====================================================================

 Portfolio Diversification

At September 30, 1996, the Fund's portfolio of investments as a percent of net assets was diversified as follows:

                               Value (000)   Percent
----------------------------------------------------
 Information
Computer Systems               $   98,826      6.0%
Broadcasting/CATV                  79,109      4.8
Distribution                       73,750      4.5
Software/Services                  70,771      4.3
Mobile Communications              48,755      3.0
Consumer Electronics               29,058      1.8
Instrumentation                     5,583      0.3
Equipment                           3,698      0.2
----------------------------------------------------
                                  409,550     24.9

 Health Care
Biotechnology/Drug Delivery        41,168      2.5
Hospital/Laboratory Supplies       37,021      2.2
Services                           25,785      1.6
Equipment                          21,213      1.3
----------------------------------------------------
                                  125,187      7.6

 Consumer Goods/Services
Retail                            174,010     10.6
Manufacturers                      97,475      5.9
Entertainment/Leisure              73,951      4.5
Food                               66,782      4.0
Recreational Vehicles               2,710      0.2
----------------------------------------------------
                                  414,928     25.2

 Finance
Money Management                   93,590      5.7
Banks                              86,951      5.3
Insurance                          25,698      1.6
Other                             103,063      6.2
----------------------------------------------------
                                  309,302     18.8

 Industrial Goods/Services
Services                           83,434      5.1
Machinery Processing               56,522      3.4
Steel                               5,138      0.3
Forest Products/Construction        4,130      0.3
----------------------------------------------------
                                  149,224      9.1

 Energy/Minerals
Oil/Gas Producers                  43,983      2.7
Oil Services                       27,231      1.7
Independent Power                  17,392      1.0
Mining                              7,843      0.5
Refining/Marketing                  2,006      0.1
----------------------------------------------------
                                   98,455      6.0

 Real Estate                       23,330      1.4

 Transportation                     7,691      0.4

 Money Market Instruments         107,319      6.5
                                  ------------------

Total Investments              $1,644,986     99.9%
----------------------------------------------------

The Acorn
------------------------
         Family of Funds


Trustees

Irving B. Harris
Chairman

James H. Lorie
Vice Chairman

Leo A. Guthart

Jerome Kahn, Jr.

David C. Kleinman

Charles P. McQuaid

Roger S. Meier

Adolph Meyer, Jr.

Malcolm N. Smith

Ralph Wanger


Officers

Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Terence M. Hogan
Vice President

Leah J. Zell
Vice President

Merrillyn J. Kosier
Vice President and Secretary

Bruce H. Lauer
Vice President and Treasurer

Kenneth A. Kalina
Assistant Treasurer


Investment Advisor

Wanger Asset Management, L.P.

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

1-800-9-ACORN-9

(1-800-922-6769)

e-mail: wanger@mcs.com


Distributor

WAM Brokerage Services, L.L.C.

P.O. Box 8502

Boston, Massachusetts 02266-8502


Transfer Agent, Dividend Disbursing Agent and Custodian

State Street Bank and Trust Company

Attention: Acorn Family of Funds

P.O. Box 8502

Boston, Massachusetts 02266-8502

1-800-962-1585


Legal Counsel

Bell, Boyd & Lloyd

Chicago, Illinois


This report, including the unaudited schedules of investments is submitted for the general information of the shareholders of Acorn Investment Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.